Stock-Based Compensation (Details) (USD $)	3 Months Ended								9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended							1 Months Ended		1 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 PBRSUs	Sep. 30, 2012 PBRSUs	Sep. 30, 2012 PBRSUs Minimum	Sep. 30, 2012 PBRSUs Maximum	Sep. 30, 2012 RSUs	Sep. 30, 2012 RSUs		Dec. 31, 2011 RSUs	Mar. 01, 2012 RSUs	Feb. 02, 2012 RSUs	Sep. 30, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Nov. 04, 2010 Restricted Stock	Sep. 30, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2009 Stock Options	Dec. 31, 2011 Restricted Stock Award RSA and Restricted Stock Units RSU	Dec. 31, 2010 Restricted Stock Award RSA and Restricted Stock Units RSU	Dec. 31, 2011 Incentive Shares	Dec. 31, 2010 Incentive Shares	Apr. 30, 2009 Chief Executive Officer Stock Options	Apr. 10, 2009 Chief Executive Officer Stock Options	Nov. 30, 2009 Molycorp L L C Incentive Shares	Sep. 30, 2011 Common Class B Incentive Shares	Sep. 30, 2010 Common Class B Incentive Shares	Apr. 30, 2010 Common Class B Incentive Shares	Apr. 14, 2010 Common Class B Incentive Shares	Dec. 31, 2010 Common Stock	Aug. 31, 2010 Common Stock Incentive Shares	Dec. 31, 2010 Common Stock Incentive Shares
Stock-Based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number																																				147,474
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other than Options Vesting Period Following I P O																																											6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																												2.21%		0.60%
Share Based Compensation Arrangement by Share Based Payment Award, Equity Instruments Other than Options Grants in Period Aggregate Grant Date Fair Value																															$ 5,100,000	$ 1,400,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																												1,200,000			4,800,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																												2 years 10 days			2 years 1 month 17 days
Matching contribution by entity (as a percent)																						25.00%	25.00%
Percentage of units vesting																0.00%	150.00%
Increase in Additional Paid-In Capital due to conversion of the 2011 annual bonuses into RSUs																			600,000
Vesting period (in years)																			3 years						3 years			3 years			3 years
Number of Shares
Unvested at the beginning of the period (in shares)															0				78,544					48,924	37,500
Granted (in shares)														46,036	46,036			235,474	235,474		80,256			0	11,717
Forfeited (in shares)															(460)				(4,135)					(601)	(293)
Vested (in shares)															0				(24,764)	[1]	(1,712)			0																(1,004,140)			(744,247)
Unvested at the end of the period (in shares)														45,576	45,576			285,119	285,119		78,544			48,323	48,924
Weighted Average Grant-Date Fair Value
Unvested shares at the beginning of the period (in dollars per share)															$ 0.00				$ 56.55					$ 40.20	$ 36.51	$ 36.51
Granted (in dollars per share)															$ 30.30				$ 24.36		$ 56.43			$ 0.00	$ 52.12
Forfeited (in dollars per share)															$ 30.33				$ 39.26					$ 48.87	$ 48.87
Vested (in dollars per share)															$ 0.00				$ 26.67	[1]	$ 50.69			$ 0.00
Unvested shares at the end of the period (in dollars per share)														$ 30.30	$ 30.30			$ 32.81	$ 32.81		$ 56.55			$ 40.09	$ 40.20	$ 36.51
Number of Shares
Outstanding at beginning of year (in shares)																											52,819		126,405
Granted (in shares)																											0	52,819		147,474					147,474
Exercised (in shares)																											0		(126,405)	(21,069)
Forfeited and expired (in shares)																											0
Outstanding at end of year (in shares)																											52,819	52,819		126,405
Options exercisable at year-end (in shares)																											17,606			126,405
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)																											$ 48.87		$ 2.37
Granted (in dollars per share)																											$ 0.00	$ 48.87		$ 2.37
Exercised (in dollars per share)																											$ 0.00		$ 2.37	$ 2.37
Forfeited and expired (in dollars per share)																											$ 0.00
Outstanding at end of year (in dollars per share)																											$ 48.87	$ 48.87		$ 2.37
Options exercisable at year-end (in dollars per share)																											$ 48.87			$ 2.37
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense											800,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount											100,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		3,930,686									3,930,686
Share-based Compensation Arrangement by Share-Based Payment Award, Contractual Term																												10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																												6 years		9 months 18 days					10 months
Stock-based compensation (in shares)																																					5,880,000
Share Based Compensation Arrangement by Share Based Payment Award, Equity Instruments Other than Options Shares Exchanged																																									3,012,420
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other than Options Scheduled to Vest																																						1,004,140	1,004,140
Sale of Shares of Common Stock Price Per Share																																											$ 14.00
Issuance of shares for conversion of convertible securities, shares																																										50,892,260		2,232,740
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other than Options Vested Over Six Months Period Following I P O																																											1,488,493
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																												$ 27.78		$ 63.41
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options																													0.3	0.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value																													14.3	2.4
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																												60.10%		145.50%
Total annual compensation cost recognized	$ 1,000,000	$ 586,000	$ 611,000	$ 412,000	$ 2,899,000	$ 7,079,000	$ 6,527,000	$ 15,133,000	$ 2,900,000	$ 4,000,000	$ 4,700,000	$ 30,100,000	$ 200,000																				$ 2,600,000	$ 28,700,000

[1]	Represents deferral and conversion of a portion of fees payable to certain non-employee directors of the Company, and deferral and conversion of a portion of the 2011 annual cash bonuses paid to certain executive officers and other employees of the Company.